Recurring Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Assets:
Cash held in Trust Account	$172,512,555	$172,512,555	$—	$—
	$172,512,555	$172,512,555	$—	$—
Liabilities:
Public Warrants	$4,441,300	$4,441,300	$—	$—
Private Placement Warrants	142,133	—	—	142,133
Warrant Liability	$4,583,433	$4,441,300	$—	$142,133

Schedule of fair value of initial measurement
Input	February 23, 2021 (Initial Measurement)
Risk-free interest rate	0.9%
Expected term (years)	6.4
Expected volatility	14.0%
Exercise price	$11.50
Input	Private Warrants
Risk-free interest rate	1.10%
Expected term (years)	5.8
Expected volatility	13.0%
Exercise price	$11.50